VGOF-SA1 10/24

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED OCTOBER 2, 2024, TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

The following replaces the second paragraph and accompanying table in the section titled “DISCLOSURE OF PORTFOLIO HOLDINGS — Ongoing Arrangements” in each fund’s SAI:

Set forth below is a list, as of October 2, 2024, of those parties with whom the Manager, on behalf of the Fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the maximum frequency of the release under such arrangements, and the minimum length of the lag, if any, between the date of the information and the date on which the information is disclosed. The ongoing arrangements may vary for each party, and it is possible that not every party will receive information for the Fund. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination
Bank of New York Mellon (Fund Custodian and Accounting Agent)	Daily	None
Bloomberg	Monthly	10 Days
Charles River	Daily	None
FactSet	Monthly	15 Days
ICE Data Pricing & Reference Data, LLC	Daily	None
Institutional Shareholder Services (Proxy Voting Services)	Daily	None
Lipper	Monthly	10 Days
Middle Office Solutions, LLC	Daily	None
Morningstar	Monthly	10 Days
NaviSite, Inc.	Daily	None
Thomson	Semi-annually	None
Tradeweb Markets LLC	Daily	None

SCHEDULE A

Fund	Date of SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 29, 2023
Western Asset Institutional Liquid Reserves	December 29, 2023
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 29, 2023
Western Asset Institutional U.S. Treasury Reserves	December 29, 2023
Western Asset Premier Institutional Government Reserves	December 29, 2023
Western Asset Premier Institutional Liquid Reserves	December 29, 2023
Western Asset Premier Institutional U.S. Treasury Reserves	December 29, 2023
Western Asset Select Tax Free Reserves	December 29, 2023

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 29, 2023

Please retain this supplement for future reference.

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